PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 12,167	$ 12,198	$ 11,780
Property, plant and equipment, weighted average capitalised interest rate	3.70%	3.90%
Disposals, property, plant and equipment		$ 38
Proceeds on disposition	$ 0	38
Adjustment to cost and accumulated depreciation	978	1,159
Construction in progress (not yet in service)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 848	$ 1,320